Schedule of Investments (unaudited)
July 31, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 115.6%
Communication Services — 15.8%
Diversified Telecommunication Services — 2.8%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	460,000	$369,138 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	750,000	575,176 (a)(b)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	210,000	182,265 (a)
Fibercop SpA, Senior Secured Notes	7.721%	6/4/38	200,000	199,473 (a)(b)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	160,000	162,254 (a)
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	600,000	664,995 (b)
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	500,000	430,002 (b)
Total Diversified Telecommunication Services				2,583,303
Entertainment — 3.0%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	510,000	513,682 (a)(c)
Netflix Inc., Senior Notes	6.375%	5/15/29	110,000	117,943 (b)
Pinewood Finco PLC, Senior Secured Notes	6.000%	3/27/30	690,000 GBP	916,692 (a)(b)
Walt Disney Co., Senior Notes	2.650%	1/13/31	320,000	293,516 (b)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	233,000	195,805
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	1,000,000	669,305
Total Entertainment				2,706,943
Media — 6.1%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	200,000	205,449 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	253,159 (b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	300,000	193,805 (b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	360,000	358,867
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	200,000	123,107
Comcast Corp., Senior Notes	4.200%	8/15/34	930,000	874,389 (b)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	270,000	260,591 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	440,000	458,621 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	2,028,650	2,139,323
EW Scripps Co., Secured Notes	9.875%	8/15/30	310,000	308,371 (a)(c)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	40,000	38,338 (a)
Gray Media Inc., Senior Secured Notes	7.250%	8/15/33	190,000	189,169 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	140,000	145,357 (a)
Total Media				5,548,546
Wireless Telecommunication Services — 3.9%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	450,000	468,806 (b)
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	200,000	201,240 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	350,000	327,605 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	520,000	350,114 (a)(b)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	740,000	493,743 (a)(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000	108,757 (b)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	860,000	807,007 (b)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	480,000 GBP	$577,353 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	200,000	185,246 (a)
Total Wireless Telecommunication Services				3,519,871

Total Communication Services				14,358,663
Consumer Discretionary — 14.9%
Automobile Components — 1.6%
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	410,000	372,324
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	260,000	268,231 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	240,000	245,757 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	600,000	560,390 (a)
Total Automobile Components				1,446,702
Automobiles — 1.9%
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	550,000	581,304 (b)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	520,000	482,399 (a)(b)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	860,000	672,950 (a)
Total Automobiles				1,736,653
Broadline Retail — 2.1%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	550,000	487,096 (b)
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	980,000	1,065,988 (a)(b)
Prosus NV, Senior Notes	4.193%	1/19/32	400,000	376,626 (b)(d)
Total Broadline Retail				1,929,710
Diversified Consumer Services — 0.2%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	210,000	196,727 (a)
Hotels, Restaurants & Leisure — 6.8%
Carnival Corp., Senior Notes	6.125%	2/15/33	60,000	61,102 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,150,000 EUR	1,201,534 (b)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	700,000	678,177 (a)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	40,000	40,651
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	530,000	506,068 (b)
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	310,000	319,010
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	460,000	488,299 (a)(b)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	50,000	52,562 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	160,000	162,032 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	430,000	432,308 (a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	610,000	617,236 (a)(b)
Sands China Ltd., Senior Notes	2.850%	3/8/29	600,000	556,725
Sands China Ltd., Senior Notes	3.250%	8/8/31	500,000	447,837
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	430,000	462,973 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	200,000	197,943 (a)
Total Hotels, Restaurants & Leisure				6,224,457
Household Durables — 0.3%
Lennar Corp., Senior Notes	5.000%	6/15/27	238,000	239,203 (b)
Specialty Retail — 1.9%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	560,000	556,364 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	270,000	239,321 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	80,000	63,838 (a)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	250,000	$244,972 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	260,000	267,169 (b)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	370,000	361,256 (a)(b)
Total Specialty Retail				1,732,920
Textiles, Apparel & Luxury Goods — 0.1%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	370,000	85,100 (a)

Total Consumer Discretionary				13,591,472
Consumer Staples — 1.5%
Beverages — 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	830,000	805,267
Food Products — 0.3%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Senior Notes	3.750%	12/1/31	300,000	279,676 (b)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	50,000	45,236 (b)
Total Food Products				324,912
Tobacco — 0.3%
Altria Group Inc., Senior Notes	2.450%	2/4/32	150,000	129,245
Reynolds American Inc., Senior Notes	5.850%	8/15/45	140,000	135,737
Total Tobacco				264,982

Total Consumer Staples				1,395,161
Energy — 15.6%
Energy Equipment & Services — 0.3%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	280,000	285,836 (a)
Oil, Gas & Consumable Fuels — 15.3%
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	250,000	238,898 (b)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	470,000	479,808 (a)(b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	140,000	137,901 (b)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	790,000	756,468 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	630,000	624,043 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	400,000	372,176
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	320,000	305,432 (b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,000,000	709,712
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	240,000	239,652 (e)(f)
EQT Corp., Senior Notes	4.500%	1/15/29	102,000	100,814 (a)
EQT Corp., Senior Notes	7.500%	6/1/30	420,000	460,455 (a)
Hess Midstream Operations LP, Senior Notes	4.250%	2/15/30	350,000	338,959 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,000,000	873,949 (a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	200,000	226,463 (a)(b)
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	260,000	180,116 (b)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	300,000	302,060 (a)(b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	110,000	108,238
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	750,000	594,559 (b)
Range Resources Corp., Senior Notes	8.250%	1/15/29	180,000	184,699 (b)
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	110,000	114,406 (a)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	220,000	$226,534 (a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	640,000	642,529 (b)
Southern Natural Gas Co. LLC, Senior Notes	4.800%	3/15/47	800,000	682,499 (a)(b)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	3.250%	8/15/30	450,000	408,488 (a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	438,000	433,874 (a)(b)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	420,000	366,824 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,650,000	1,651,906 (a)(b)(e)(f)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	240,000	263,302 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	150,000	154,399 (a)
Vermilion Energy Inc., Senior Notes	6.875%	5/1/30	90,000	87,395 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	905,000	869,595 (b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	250,000	210,320 (b)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	140,000	157,022
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000	442,377 (b)
Total Oil, Gas & Consumable Fuels				13,945,872

Total Energy				14,231,708
Financials — 29.7%
Banks — 15.2%
Banco Santander SA, Subordinated Notes (5.750% to 8/23/28 then EUR 5 year Swap Rate + 2.850%)	5.750%	8/23/33	400,000 EUR	487,980 (b)(d)(f)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	910,000	914,766 (b)(e)(f)
Bank of Nova Scotia, Senior Notes	2.450%	2/2/32	400,000	347,788
Barclays PLC, Subordinated Notes	5.200%	5/12/26	200,000	200,684 (b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	680,000	683,220 (b)(f)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	500,000	506,362 (a)(b)(f)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	300,000	294,335 (a)(f)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	130,000	131,430 (e)(f)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,000,000	1,983,316 (b)
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	750,000	749,979 (b)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	560,000	566,628 (a)(b)(e)(f)
Danske Bank A/S, Subordinated Notes (4.625% to 5/14/29 then EURIBOR 5 year ICE Swap Rate + 1.950%)	4.625%	5/14/34	400,000 EUR	476,519 (d)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,320,000	1,347,440 (b)(e)(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	640,000	641,479 (a)(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	200,000	205,517 (e)(f)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	2,000,000	1,785,893 (b)(f)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/29/25	300,000	$301,118 (e)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,150,000	1,231,105 (e)(f)
PNC Financial Services Group Inc., Senior Notes	2.550%	1/22/30	650,000	601,004 (b)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	400,000	414,027 (b)(f)
Total Banks				13,870,590
Capital Markets — 6.6%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	700,000	640,471 (b)(e)(f)
Credit Suisse AG AT1 Claim	—	—	3,900,000	0 *(g)(h)(i)
Currenta Group Holdings Sarl, Senior Secured Notes	5.500%	5/15/30	160,000 EUR	187,904 (a)
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	2,500,000	2,426,929 (f)(j)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	900,000	829,685 (b)(f)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	250,000	254,672 (a)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	860,000	860,308 (d)(e)(f)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	400,000	406,133 (a)(e)(f)
UBS Group AG, Senior Notes	4.875%	5/15/45	470,000	424,768 (b)
Total Capital Markets				6,030,870
Consumer Finance — 0.3%
EZCORP Inc., Senior Notes	7.375%	4/1/32	260,000	271,430 (a)
Financial Services — 6.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	3,500,000	3,075,400 (j)
Burford Capital Global Finance LLC, Senior Notes	7.500%	7/15/33	420,000	423,255 (a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	350,000	348,365 (b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	770,000	795,934 (a)(b)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	360,000	365,248 (a)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	100,909	95,990 (a)(c)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	400,000	378,237 (a)(b)
Total Financial Services				5,482,429
Insurance — 0.8%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	100,000	109,353 (a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Subordinated Notes (3.250% to 5/26/29 then 3 mo. EURIBOR + 3.400%)	3.250%	5/26/49	500,000 EUR	571,385 (b)(d)(f)
Total Insurance				680,738
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	330,000	337,140 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	330,000	345,876 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				683,016

Total Financials				27,019,073
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 7.9%
Biotechnology — 0.3%
Amgen Inc., Senior Notes	2.450%	2/21/30	300,000	$274,326 (b)
Health Care Equipment & Supplies — 0.5%
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	500,000	435,417 (b)
Health Care Providers & Services — 4.2%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	260,000	202,379 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	450,000	472,334 (a)(b)
CVS Health Corp., Senior Notes	3.250%	8/15/29	500,000	473,940 (b)
CVS Health Corp., Senior Notes	5.250%	2/21/33	400,000	401,227 (b)
HCA Inc., Senior Notes	3.500%	9/1/30	550,000	518,683 (b)
Humana Inc., Senior Notes	5.875%	3/1/33	200,000	206,880 (b)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	200,000	207,144 (a)
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	1,500,000	1,336,129 (b)
Total Health Care Providers & Services				3,818,716
Pharmaceuticals — 2.9%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	820,000	835,345 (a)(b)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	620,000	615,146 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	70,000	50,838 (a)
Par Pharmaceutical Inc., Escrow	—	—	500,000	0 *(a)(g)(h)(i)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	570,000	557,886 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	450,000	450,192 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	200,000	142,598
Total Pharmaceuticals				2,652,005

Total Health Care				7,180,464
Industrials — 12.5%
Aerospace & Defense — 1.7%
Avolon Holdings Funding Ltd., Senior Notes	2.750%	2/21/28	600,000	569,378 (a)(b)
Boeing Co., Senior Notes	3.625%	2/1/31	300,000	283,175 (b)
Bombardier Inc., Senior Notes	7.250%	7/1/31	470,000	491,364 (a)(b)
Bombardier Inc., Senior Notes	7.000%	6/1/32	180,000	186,433 (a)
Total Aerospace & Defense				1,530,350
Building Products — 1.3%
GUSAP III LP, Senior Notes	7.250%	4/16/44	840,000	948,677 (a)(b)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	200,000	205,250 (a)
Total Building Products				1,153,927
Commercial Services & Supplies — 2.6%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	60,000	58,721 (b)
CoreCivic Inc., Senior Notes	8.250%	4/15/29	410,000	433,860 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	700,000	770,117 (b)
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	80,000	84,997
RB Global Holdings Inc., Senior Secured Notes	6.750%	3/15/28	330,000	338,214 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	660,000	675,002 (a)
Total Commercial Services & Supplies				2,360,911
Construction & Engineering — 0.6%
JH North America Holdings Inc., Senior Secured Notes	5.875%	1/31/31	130,000	130,527 (a)
JH North America Holdings Inc., Senior Secured Notes	6.125%	7/31/32	210,000	212,336 (a)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Construction & Engineering — continued
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	190,000	$213,811 (a)
Total Construction & Engineering				556,674
Ground Transportation — 0.2%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	214,000	198,637 (a)
Machinery — 1.9%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	1,500,000 EUR	1,543,000 (b)(d)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	200,000	200,046
Total Machinery				1,743,046
Passenger Airlines — 1.9%
Air Canada, Senior Secured Notes	3.875%	8/15/26	340,000	336,632 (a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	600,000	612,815 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	150,000	150,139 (a)(b)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	210,000	203,213 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/12/30	255,867	164,394 (a)(k)
United Airlines Pass-Through Trust	4.875%	1/15/26	286,365	285,963 (b)
Total Passenger Airlines				1,753,156
Trading Companies & Distributors — 2.3%
Air Lease Corp., Senior Notes	5.100%	3/1/29	500,000	509,399 (b)
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	710,000	614,429 (a)(b)
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	220,000	227,515 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	220,000	227,975 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	450,000	464,523 (a)(b)
Total Trading Companies & Distributors				2,043,841

Total Industrials				11,340,542
Information Technology — 2.9%
Communications Equipment — 1.5%
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	260,000	274,052 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	750,000	758,296 (a)(b)
Viasat Inc., Senior Notes	7.500%	5/30/31	340,000	296,465 (a)(b)
Total Communications Equipment				1,328,813
Electronic Equipment, Instruments & Components — 0.6%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	170,000	181,156 (a)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	360,000	376,175 (a)
Total Electronic Equipment, Instruments & Components				557,331
IT Services — 0.4%
CoreWeave Inc., Senior Notes	9.250%	6/1/30	170,000	170,986 (a)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	170,000	169,488 (a)
Total IT Services				340,474
Software — 0.4%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	340,000	362,298 (a)(b)

Total Information Technology				2,588,916
Materials — 8.8%
Chemicals — 2.0%
Celanese US Holdings LLC, Senior Notes	6.750%	4/15/33	560,000	565,343
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Chemicals — continued
OCP SA, Senior Notes	6.750%	5/2/34	1,220,000	$1,271,509 (a)
Total Chemicals				1,836,852
Metals & Mining — 6.0%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	150,000	166,022 (b)
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	240,000	244,758 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	200,000	208,501 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,180,000	2,249,045 (a)
Freeport Indonesia PT, Senior Notes	5.315%	4/14/32	350,000	352,701 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	60,000	56,579 (b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,280,000	1,189,068 (b)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	200,000	194,874
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	817,149
Total Metals & Mining				5,478,697
Paper & Forest Products — 0.8%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	750,000	698,745 (b)

Total Materials				8,014,294
Real Estate — 2.0%
Diversified REITs — 0.1%
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	80,000	83,202 (a)
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	80,000	66,952
Hotel & Resort REITs — 0.4%
Service Properties Trust, Senior Notes	8.875%	6/15/32	360,000	376,758 (b)
Real Estate Management & Development — 1.4%
Blackstone Property Partners Europe Holdings Sarl, Senior Notes	1.625%	4/20/30	500,000 EUR	526,613 (b)(d)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	750,000	63,750 *(d)(l)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	200,000	202,458 (a)
P3 Group Sarl, Senior Notes	4.625%	2/13/30	400,000 EUR	479,463 (d)
Total Real Estate Management & Development				1,272,284

Total Real Estate				1,799,196
Utilities — 4.0%
Electric Utilities — 3.3%
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	1,000,000	875,286 (a)(b)
Electricite de France SA, Senior Notes	1.000%	11/29/33	900,000 EUR	839,008 (b)(d)
Enel Finance International NV, Senior Notes	2.875%	4/11/29	600,000 GBP	748,691 (b)(d)
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	200,000	217,701 (b)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	300,000	317,752 (a)(b)
Total Electric Utilities				2,998,438
Independent Power and Renewable Electricity Producers — 0.7%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	300,000	313,865 (a)(b)
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	355,230	351,793 (a)(b)
Total Independent Power and Renewable Electricity Producers				665,658

Total Utilities				3,664,096
Total Corporate Bonds & Notes (Cost — $100,758,076)				105,183,585
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Sovereign Bonds — 10.1%
Angola — 0.7%

Angolan Government International Bond, Senior Notes	8.000%	11/26/29	700,000	$656,141 (a)
Argentina — 0.5%

Provincia de Cordoba, Senior Notes	6.990%	6/1/27	480,000	476,400 (a)
Brazil — 0.1%

Brazil Letras do Tesouro Nacional	0.000%	1/1/26	344,000 BRL	57,938
Colombia — 1.3%

Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,500,000	1,222,125
Indonesia — 2.4%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,110,000	1,094,318 (b)
Indonesia Treasury Bond	6.875%	4/15/29	17,850,000,000 IDR	1,111,796
Total Indonesia				2,206,114
Jordan — 0.3%

Jordan Government International Bond, Senior Notes	7.750%	1/15/28	250,000	260,393 (a)
Mexico — 1.8%

Mexico Government International Bond, Senior Notes	4.350%	1/15/47	2,250,000	1,622,250 (b)
Philippines — 0.4%

Philippine Government International Bond, Senior Notes	3.200%	7/6/46	500,000	354,433
Poland — 1.2%

Republic of Poland Government Bond	1.250%	10/25/30	4,800,000 PLN	1,072,640
Qatar — 0.5%

Qatar Government International Bond, Senior Notes	3.750%	4/16/30	500,000	490,999 (a)
Uruguay — 0.9%
Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	30,000,000 UYU	806,845

Total Sovereign Bonds (Cost — $8,798,188)				9,226,278
Senior Loans — 9.8%
Communication Services — 0.6%
Interactive Media & Services — 0.6%
X Corp., Term Loan B1 (3 mo. Term SOFR + 6.650%)	10.958%	10/26/29	79,795	77,894 (f)(m)(n)
X Corp., Term Loan B3	9.500%	10/26/29	470,000	456,652 (m)(n)

Total Communication Services				534,546
Consumer Discretionary — 3.0%
Diversified Consumer Services — 0.6%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	11.121%	6/25/30	574,417	542,210 (f)(m)(n)
Hotels, Restaurants & Leisure — 2.4%
Flutter Entertainment Public Ltd. Co., 2024 Term Loan B (3 mo. Term SOFR + 1.750%)	6.046%	11/30/30	884,025	882,478 (f)(m)(n)
Hilton Worldwide Finance LLC, Term Loan B4 (1 mo. Term SOFR + 1.750%)	6.102%	11/8/30	850,000	852,890 (f)(m)(n)
Scientific Games International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.593%	4/14/29	482,578	484,267 (f)(m)(n)
Total Hotels, Restaurants & Leisure				2,219,635

Total Consumer Discretionary				2,761,845
Energy — 0.6%
Oil, Gas & Consumable Fuels — 0.6%
Buckeye Partners LP, 2025 Term Loan B6 (1 mo. Term SOFR + 1.750%)	6.106%	11/22/30	495,016	496,538 (f)(m)(n)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 2.9%
Consumer Finance — 0.7%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	8.356%	3/12/29	158,404	$159,233 (f)(m)(n)
TransUnion Intermediate Holdings Inc., Term Loan B9 (1 mo. Term SOFR + 1.750%)	6.106%	6/24/31	493,772	494,792 (f)(m)(n)
Total Consumer Finance				654,025
Financial Services — 1.7%
Boost Newco Borrower LLC, Term Loan B2 (3 mo. Term SOFR + 2.000%)	6.296%	1/31/31	796,005	798,246 (f)(m)(n)
Citadel Securities LP, 2024 Term Loan Facility (1 mo. Term SOFR + 2.000%)	6.356%	10/31/31	709,735	712,396 (f)(m)(n)
Total Financial Services				1,510,642
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Starwood Property Mortgage LLC, Term Loan B (1 mo. Term SOFR + 2.250%)	6.577%	11/18/27	492,491	493,106 (f)(m)(n)

Total Financials				2,657,773
Health Care — 0.5%
Life Sciences Tools & Services — 0.5%
IQVIA Inc., Incremental Dollar Term Loan B5 (3 mo. Term SOFR + 1.750%)	6.046%	1/2/31	492,525	495,758 (f)(m)(n)

Industrials — 0.3%
Passenger Airlines — 0.3%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.075%	10/20/27	289,761	291,591 (f)(m)(n)

Information Technology — 1.2%
Electronic Equipment, Instruments & Components — 0.9%
Coherent Corp., Term Loan B2 (1 mo. Term SOFR + 2.000%)	6.356%	7/2/29	817,661	820,932 (f)(m)(n)
Software — 0.3%
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	280,000	281,950 (m)(n)

Total Information Technology				1,102,882
Utilities — 0.7%
Electric Utilities — 0.7%
Vistra Operations Co. LLC, 2018 Incremental Term Loan (1 mo. Term SOFR + 1.750%)	6.106%	12/20/30	587,278	588,858 (f)(m)(n)

Total Senior Loans (Cost — $9,060,565)				8,929,791
Asset-Backed Securities — 7.6%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	9.031%	4/20/37	140,000	139,456 (a)(f)
AMMC CLO Ltd., 2021-24A ER (3 mo. Term SOFR + 6.500%)	10.825%	1/20/35	220,000	220,641 (a)(f)
AMMC CLO Ltd., 2022-27A DR (3 mo. Term SOFR + 2.700%)	7.025%	1/20/37	110,000	110,422 (a)(f)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	9.425%	1/20/38	190,000	189,537 (a)(f)
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	7.419%	10/23/34	240,000	239,039 (a)(f)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	10.268%	7/15/37	290,000	294,920 (a)(f)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	8.219%	11/22/34	270,000	270,713 (a)(f)
CIFC Funding Ltd., 2022-2A ER (3 mo. Term SOFR + 4.750%)	9.075%	4/19/35	110,000	109,977 (a)(f)
Elevation CLO Ltd., 2016-5A ERR (3 mo. Term SOFR + 7.580%)	11.898%	1/25/38	290,000	288,121 (a)(f)
GoldenTree Loan Management US CLO Ltd., 2019-6A ER2 (3 mo. Term SOFR + 4.500%)	8.825%	4/20/35	150,000	149,610 (a)(f)
GoldenTree Loan Management US CLO Ltd., 2020-8A ERR (3 mo. Term SOFR + 5.750%)	10.075%	10/20/34	280,000	276,231 (a)(f)
GoldenTree Loan Management US CLO Ltd., 2022-16A DRR (3 mo. Term SOFR + 2.400%)	6.725%	1/20/38	460,000	457,472 (a)(f)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.801%	4/17/34	100,000	$100,250 (a)(c)(f)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	9.175%	1/20/37	100,000	99,696 (a)(f)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	9.018%	1/25/38	390,000	387,775 (a)(f)
Mountain View CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.190%)	8.508%	4/15/34	130,000	130,500 (a)(f)
Nassau Ltd., 2021-IA DR (3 mo. Term SOFR + 3.600%)	7.918%	8/26/34	350,000	344,245 (a)(f)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	7.475%	7/20/36	200,000	201,081 (a)(f)
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	7.568%	10/15/37	240,000	241,987 (a)(f)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.665%	1/20/38	350,000	355,552 (a)(f)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	11.015%	1/20/38	150,000	151,895 (a)(f)
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.772%	4/17/37	170,000	167,098 (a)(f)
Octagon Investment Partners Ltd., 2018-1A C (3 mo. Term SOFR + 2.862%)	7.187%	1/20/31	250,000	248,853 (a)(f)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.175%	7/19/37	150,000	150,549 (a)(f)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	7.275%	7/20/37	100,000	100,815 (a)(f)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	7.325%	4/20/38	340,000	340,851 (a)(f)
RAD CLO Ltd., 2023-21A D1R (3 mo. Term SOFR + 2.600%)	6.918%	1/25/37	420,000	422,109 (a)(f)
Sycamore Tree CLO Ltd., 2024-5A D1 (3 mo. Term SOFR + 4.250%)	8.575%	4/20/36	290,000	292,065 (a)(f)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	8.629%	4/18/37	100,000	101,121 (a)(f)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	8.825%	4/20/37	100,000	100,711 (a)(f)
Whitebox CLO Ltd., 2020-2A E1R2 (3 mo. Term SOFR + 5.750%)	10.069%	10/24/37	210,000	212,395 (a)(f)

Total Asset-Backed Securities (Cost — $6,896,239)				6,895,687
Collateralized Mortgage Obligations(o) — 4.8%
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	110,000	106,119 (a)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.240%	8/15/48	110,000	94,564 (f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	7.350%	12/25/50	440,000	469,658 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	6.750%	2/25/42	225,000	229,459 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1M2 (30 Day Average SOFR + 1.650%)	6.000%	12/25/41	390,000	392,528 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	7.050%	7/25/43	790,000	817,567 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1M2 (30 Day Average SOFR + 1.800%)	6.150%	2/25/44	730,000	738,349 (a)(f)
JPMorgan Mortgage Trust, 2005-A5 1A2	4.868%	8/25/35	23,013	22,096 (f)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.570%	12/15/48	580,000	528,102 (f)
Morgan Stanley Capital I Trust, 2016-BNK2 B	3.485%	11/15/49	610,000	550,129
UBS Commercial Mortgage Trust, 2018-C15 C	5.137%	12/15/51	405,000	383,741 (f)

Total Collateralized Mortgage Obligations (Cost — $4,113,028)				4,332,312
			Shares
Common Stocks — 0.6%
Consumer Discretionary — 0.5%
Diversified Consumer Services — 0.5%
WW International Inc.			11,241	475,606 *

Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC			57	233 *(g)(p)
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security			Shares	Value

Passenger Airlines — continued
Spirit Aviation Holdings Inc.			9,897	$40,479 *

Total Industrials				40,712
Total Common Stocks (Cost — $478,337)				516,318
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $85,603)		3/12/30	7,032	28,761 *(a)(g)(p)
	Rate		Shares
Preferred Stocks — 0.0%††
Financials — 0.0%††
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	9.276%		346	8,816 (f)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		637	14,587 (f)

Total Preferred Stocks (Cost — $23,133)				23,403
Total Investments before Short-Term Investments (Cost — $130,213,169)				135,136,135

Short-Term Investments — 2.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,426,754)	4.268%		2,426,754	2,426,754 (q)(r)
Total Investments — 151.1% (Cost — $132,639,923)				137,562,889
Liabilities in Excess of Other Assets — (51.1)%				(46,547,218)
Total Net Assets — 100.0%				$91,015,671

See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

 Western Asset Global Corporate Opportunity Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)	Securities traded on a when-issued or delayed delivery basis.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Value is less than $1.
(j)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(l)	The maturity principal is currently in default as of July 31, 2025.
(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)	Restricted security (Note 3).
(q)	Rate shown is one-day yield as of the end of the reporting period.
(r)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2025, the total market value of investments in Affiliated Companies was $2,426,754 and the cost was $2,426,754 (Note 2).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
PLN	—	Polish Zloty
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Western Asset Global Corporate Opportunity Fund Inc.
At July 31, 2025, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	4.750%	6/25/2025	9/25/2025	$4,581,146	Corporate Bonds & Notes	$4,846,931
				$4,581,146		$4,846,931

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
At July 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,940,570	USD	2,167,147	Citibank N.A.	10/16/25	$(36,851)
GBP	4,439,273	USD	6,062,138	Goldman Sachs Group Inc.	10/16/25	(195,063)
USD	4,646,928	GBP	3,509,202	Goldman Sachs Group Inc.	10/16/25	9,062
EUR	24,224,805	USD	28,629,577	JPMorgan Chase & Co.	10/16/25	(841,753)
USD	11,387,324	EUR	9,917,602	JPMorgan Chase & Co.	10/16/25	11,027
Net unrealized depreciation on open forward foreign currency contracts						$(1,053,578)

Abbreviation(s) used in this table:
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Global Corporate Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$27,019,073	$0 *	$27,019,073
Health Care	—	7,180,464	0 *	7,180,464
Other Corporate Bonds & Notes	—	70,984,048	—	70,984,048
Sovereign Bonds	—	9,226,278	—	9,226,278
Senior Loans	—	8,929,791	—	8,929,791
Asset-Backed Securities	—	6,895,687	—	6,895,687
Collateralized Mortgage Obligations	—	4,332,312	—	4,332,312
Common Stocks:
Consumer Discretionary	$475,606	—	—	475,606
Industrials	40,479	233	—	40,712
Warrants	—	28,761	—	28,761
Preferred Stocks	23,403	—	—	23,403
Total Long-Term Investments	539,488	134,596,647	0 *	135,136,135
Short-Term Investments†	2,426,754	—	—	2,426,754
Total Investments	$2,966,242	$134,596,647	$0 *	$137,562,889
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$20,089	—	$20,089
Total	$2,966,242	$134,616,736	$0 *	$137,582,978
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,073,667	—	$1,073,667

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2025. The following transactions were effected

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report

in such company for the period ended July 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$657,653	$41,623,263	41,623,263	$39,854,162	39,854,162

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$59,748	—	$2,426,754
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 7/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	57	3/25	$694	$233	$4.09	0.00%(a)
Spirit Airlines LLC, Warrants	7,032	3/25	85,603	28,761 (b)	4.09	0.03%
			$86,297	$28,994		0.03%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Global Corporate Opportunity Fund Inc. 2025 Quarterly Report